Discontinued Operations	9 Months Ended
Sep. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	DISCONTINUED OPERATIONS
Golar Partners

On April 15, 2021, we completed the Agreement and Plan of Merger (the “GMLP Merger Agreement”) with NFE, Golar GP LLC, the general partner of Golar Partners (the “General Partner”), Lobos Acquisition LLC, a limited liability company and a wholly-owned subsidiary of NFE (“GMLP Merger Sub”), and NFE International Holdings Limited, a private limited company and a wholly-owned subsidiary of NFE (“GP Buyer”). GMLP Merger Sub merged with and into Golar Partners (the “GMLP Merger”), with Golar Partners surviving the GMLP Merger as a wholly-owned subsidiary of NFE. Under the GMLP Merger Agreement, NFE acquired all of the outstanding common units of Golar Partners for $3.55 per unit in cash. The Golar Partners’ Series A preferred units remain outstanding and unaffected by the GMLP Merger.

Hygo

On April 15, 2021, we also completed the Agreement and Plan of Merger (the “Hygo Merger Agreement”) with NFE, Hygo, Stonepeak Infrastructure Fund II Cayman (G) Ltd., a fund managed by Stonepeak, and Lobos Acquisition Ltd., a wholly-owned subsidiary of NFE (“Hygo Merger Sub”), pursuant to which, on April 15, 2021, Hygo Merger Sub merged with and into Hygo (the “Hygo Merger”), with Hygo surviving the Hygo Merger as a wholly owned subsidiary of NFE. Under the terms of the Hygo Merger Agreement, NFE acquired all of the outstanding shares of Hygo for 31,372,549 Class A NFE common shares and $580 million in cash (of which we received consideration of $50 million in cash and 18,627,451 NFE Shares).

Gain on disposal of Golar Partners and Hygo

Gain on disposal of our investments in Golar Partners and Hygo to NFE is determined as follows:

(in thousands of $)
Consideration received from NFE (1)(2)	876,277
Carrying value of disposed investments in affiliates(3)	(257,270)
Realized accumulated comprehensive losses on disposal of investments in affiliates	(43,380)
Others (4)	(688)
Gain on disposal	574,939

(1) Consideration received from NFE comprised of (i) $75.7 million and $5.1 million in cash as consideration for our 21,333,586 Golar Partners common units and the 2% general partner units of Golar Partners respectively, which is equivalent to $3.55 per unit on the closing of the GMLP Merger. Concurrently, the IDRs of Golar Partners owned by us were cancelled, ceased to exist with no consideration paid; and (ii) $50.0 million cash and $745.4 million as the fair value of NFE shares on closing of the Hygo Merger.

(2) On closing of the Hygo Merger, considerations received include $50 million in cash and 18,627,451 NFE shares. The NFE shares had a closing price of $44.65 on April 15, 2021, however these shares bear a restricted legend which will become freely tradeable on October 16, 2021 (assuming NFE remains current with its obligations under the Securities Exchange Act of 1934). We have considered this restriction to be a characteristic of the instrument and have adjusted the fair value of our investment to reflect the effect of this restriction. To reflect the lack of marketability of the NFE shares during its holding period, we applied a discount of 10.37%, using the average of several option pricing valuation models. This resulted in a fair value of $745.4 million at April 15, 2021. The key assumptions used in the option pricing model include dividend yield, equity volatility and equity beta relating to the NFE shares, market volatility and equity market risk premium.

As of September 30, 2021, we updated the key assumptions used in the option pricing models and applied a discount of 3.00% to NFE's closing share price of $27.75, resulting in a fair value of $501.2 million and a total unrealized mark-to-market loss of $244.2 million, presented within the income statement line-item “Other non-operating losses, net”.

(3) The carrying value of our investment in affiliates at date of disposal was made up of (i) $267.8 million book value as of December 31, 2020; (ii) $6.9 million share in net losses from our affiliates operations for the period from January 1, 2021 to April 15, 2021; (iii) $3.1 million of other comprehensive loss for the period from January 1, 2021 to April 15, 2021; and (iv) $0.5 million of dividends received.

(4) Others comprised of fees incurred in relation to the disposal of our investments in affiliates and the release of our tax indemnity guarantee liability to Golar Partners of $2.8 million and $2.1 million, respectively.
Net income/(loss) from discontinued operations

The net income/(loss) from discontinued operations for the period ended April 15, 2021 and nine months ended September 30, 2020, are as follows:

	Nine months ended September 30,
(in thousands of $)	2021	2020
Share of net earnings/(losses) of Golar Partners (1)	8,116	(142,465)
Share of net losses of Hygo (1)	(15,008)	(38,004)
Loss from discontinued operations (1)	(6,892)	(180,469)
Gain on disposal of investments in affiliates	574,939	—
Net income/(loss) from discontinued operations	568,047	(180,469)

(1) For the period ended April 15, 2021.

The carrying amounts of our equity method investments held for sale as at December 31, 2020 were as follows:

(in thousands of $)	December 31, 2020
Golar Partners	67,429
Hygo	200,337
Assets held for sale	267,766

Golar Partners and Hygo Post-Merger Services Agreements

Upon completion of the GMLP Merger and the Hygo Merger, we entered into certain transition services agreements, corporate services agreements, ship management agreements and omnibus agreements with Golar Partners, Hygo and NFE. These agreements replaced the previous management and administrative services agreements, ship management agreements and guarantees that Golar provided to Golar Partners and Hygo. For the period from April 15, 2021 to September 30, 2021, management fees earned and net income relating to the other pool participants from our discontinued operations amounted to $7.5 million and $1.3 million, respectively. For the period from April 15, 2021 to September 30, 2021, Golar Hilli LLC (“Hilli LLC”) had declared distributions totaling $14.1 million with respect to the common units owned by Golar Partners and accounted for $0.3 million of Hilli costs indemnification.